Accounts Receivable and Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of Accounts Receivable and Accrued Revenues

As at December 31,	2025	2024
Trade and Accruals	3,046	2,378
Prepaids and Deposits	260	187
Joint Operations Receivables	36	40
Other	93	9
	3,435	2,614